Share Capital - Rollforward of Stock Options (Details)	12 Months Ended
	Dec. 31, 2022 shares $ / shares	Dec. 31, 2021 shares $ / shares
Share Capital , Reserves, Other Equity Interest, Share-Based Payment Arrangements And Earnings Per Share [Abstract]
Number of Stock Options Outstanding, beginning of period (in shares) | shares	4,202,389	4,641,763
Number of Stock Options Issued (in shares) | shares	449,248	316,910
Number of Stock Options Exercised (in shares) | shares	(1,812,558)	(725,121)
Number of Stock Options Cancelled (in shares) | shares	(58,005)	(31,163)
Number of Stock Options Outstanding, end of period (in shares) | shares	2,781,074	4,202,389
Weighted Average Exercise Price, Outstanding, beginning of period (in usd per share) | $ / shares	$ 8.98	$ 7.91
Weighted Average Exercise Price, Issued (in usd per share) | $ / shares	13.14	15.66
Weighted Average Exercise Price, Exercised (in usd per share) | $ / shares	4.69	4.64
Weighted Average Exercise Price, Cancelled (in usd per share) | $ / shares	14.46	15.78
Weighted Average Exercise Price, Outstanding, end of period (in usd per share) | $ / shares	$ 11.44	$ 8.98